Leases	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Leases	Leases
Sonder leases buildings or portions of buildings for guest usage, warehouses to store furniture, and corporate offices under noncancellable operating lease agreements, which expire through 2039. Sonder is required to pay property taxes, insurance and maintenance costs for certain of these facilities.
Future minimum lease payments under non-cancelable operating leases as of September 30, 2021, are as follows (in thousands):

Amount
remaining three months of 2021	$54,139
2022	282,410
2023	363,491
2024	399,423
2025	404,312
Thereafter	1,873,380
Total minimum future lease payments	$3,377,155
Sonder does not have material lease receivables from noncancellable lease contracts that would reduce the total minimum future lease payments.
Rental expense for operating leases for the three months ended September 30, 2021 and 2020 was $46.9 million and $23.6 million, respectively, of which $45.0 million and $21.7 million, respectively, is recognized in cost of revenues, $1.1 million and $0.8 million, respectively, in operations and support, and $0.8 million and $1.1 million, respectively, in general and administrative.
Rental expense for operating leases for the nine months ended September 30, 2021 and 2020 was $125.5 million and $96.3 million, respectively, of which $119.2 million and $90.3 million, respectively, is recognized in cost of revenues, $3.8 million and $1.5 million, respectively, in operations and support, and $2.5 million and $4.5 million, respectively, in general and administrative.
Leases
Sonder leases buildings or portions of buildings for guest usage, warehouses to store furniture, and corporate offices under noncancellable operating lease agreements, which expire through 2035. Sonder is required to pay property taxes, insurance and maintenance costs for certain of these facilities.
Future minimum lease payments under non-cancelable operating leases as of December 31, 2020, are as follows (in thousands):

Years Ended December 31,	Amount
2021	$200,157
2022	274,010
2023	317,339
2024	322,268
2025	296,205
Thereafter	1,117,893
Total minimum future lease payments	$2,527,872
Sonder does not have material lease receivables from noncancellable lease contracts that would reduce the total minimum future lease payments.
Rent expense for operating leases for the years ended December 31, 2020 and 2019 was $133.1 million and $116.2 million, respectively, of which $124.8 million and $109.5 million, respectively, is recognized in cost of revenue, $2.8 million and $2.6 million, respectively in operations and support, and $5.5 million and $4.1 million, respectively, in general and administrative in the consolidated statements of operations and comprehensive loss. Exit cost of terminated leases was $5.5 million for the year ended December 31, 2020 and immaterial for the year ended December 31, 2019.